Asset Quality - Schedule of Commercial Credit Exposure (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Financing Receivable, Credit Quality Indicator [Line Items]
Total loans	$ 106,541	$ 104,260
Accrued interest	459	456
Total commercial loans
Financing Receivable, Credit Quality Indicator [Line Items]
Year one	13,662	8,125
Current period gross write-offs, Year one	32	1
Year two	7,834	5,489
Current period gross write-offs, Year two	41	12
Year three	4,281	13,088
Current period gross write-offs, Year three	26	66
Year four	9,009	7,693
Current period gross write-offs, Year four	46	112
Year five	5,148	2,905
Current period gross write-offs, Year five	37	4
Prior	8,722	8,896
Current period gross write-offs, prior	40	70
Revolving Loans Amortized Cost Basis	27,602	25,485
Current period gross write-offs, Revolving Loans Amortized Cost Basis	190	145
Revolving Loans Converted to Term Loans Amortized Cost Basis	251	210
Current period gross write-offs, Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total loans	76,509	71,891
Current period gross write-offs, total	412	410
Accrued interest	338	322
Total commercial loans | Commercial and Industrial
Financing Receivable, Credit Quality Indicator [Line Items]
Year one	9,613	6,540
Current period gross write-offs, Year one	13	1
Year two	6,096	3,329
Current period gross write-offs, Year two	27	12
Year three	2,452	7,784
Current period gross write-offs, Year three	22	65
Year four	5,830	4,383
Current period gross write-offs, Year four	27	106
Year five	2,928	1,827
Current period gross write-offs, Year five	8	4
Prior	4,641	4,476
Current period gross write-offs, prior	28	31
Revolving Loans Amortized Cost Basis	25,917	24,412
Current period gross write-offs, Revolving Loans Amortized Cost Basis	187	144
Revolving Loans Converted to Term Loans Amortized Cost Basis	211	158
Current period gross write-offs, Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total loans	57,688	52,909
Current period gross write-offs, total	312	363
Total commercial loans | Commercial and Industrial | Pass
Financing Receivable, Credit Quality Indicator [Line Items]
Year one	9,473	6,345
Year two	5,864	3,097
Year three	2,263	7,119
Year four	5,313	3,934
Year five	2,648	1,617
Prior	4,115	3,969
Revolving Loans Amortized Cost Basis	24,267	22,709
Revolving Loans Converted to Term Loans Amortized Cost Basis	174	115
Total loans	54,117	48,905
Total commercial loans | Commercial and Industrial | Criticized (Accruing)
Financing Receivable, Credit Quality Indicator [Line Items]
Year one	139	172
Year two	218	219
Year three	171	597
Year four	463	419
Year five	259	208
Prior	493	476
Revolving Loans Amortized Cost Basis	1,535	1,550
Revolving Loans Converted to Term Loans Amortized Cost Basis	37	41
Total loans	3,315	3,682
Total commercial loans | Commercial and Industrial | Criticized (Nonaccruing)
Financing Receivable, Credit Quality Indicator [Line Items]
Year one	1	23
Year two	14	13
Year three	18	68
Year four	54	30
Year five	21	2
Prior	33	31
Revolving Loans Amortized Cost Basis	115	153
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	2
Total loans	256	322
Total commercial loans | Real estate — commercial mortgage
Financing Receivable, Credit Quality Indicator [Line Items]
Year one	3,254	1,083
Current period gross write-offs, Year one	19	0
Year two	941	833
Current period gross write-offs, Year two	14	0
Year three	714	3,512
Current period gross write-offs, Year three	1	1
Year four	2,332	2,535
Current period gross write-offs, Year four	18	6
Year five	1,787	690
Current period gross write-offs, Year five	29	0
Prior	3,252	3,576
Current period gross write-offs, prior	10	32
Revolving Loans Amortized Cost Basis	1,389	1,031
Current period gross write-offs, Revolving Loans Amortized Cost Basis	3	1
Revolving Loans Converted to Term Loans Amortized Cost Basis	38	50
Current period gross write-offs, Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total loans	13,707	13,310
Current period gross write-offs, total	94	40
Total commercial loans | Real estate — commercial mortgage | Pass
Financing Receivable, Credit Quality Indicator [Line Items]
Year one	3,246	1,052
Year two	826	748
Year three	651	2,818
Year four	1,911	2,202
Year five	1,519	594
Prior	2,997	3,194
Revolving Loans Amortized Cost Basis	1,366	1,001
Revolving Loans Converted to Term Loans Amortized Cost Basis	29	41
Total loans	12,545	11,650
Total commercial loans | Real estate — commercial mortgage | Criticized (Accruing)
Financing Receivable, Credit Quality Indicator [Line Items]
Year one	8	31
Year two	99	85
Year three	60	571
Year four	326	281
Year five	237	93
Prior	246	316
Revolving Loans Amortized Cost Basis	20	30
Revolving Loans Converted to Term Loans Amortized Cost Basis	9	9
Total loans	1,005	1,416
Total commercial loans | Real estate — commercial mortgage | Criticized (Nonaccruing)
Financing Receivable, Credit Quality Indicator [Line Items]
Year one	0	0
Year two	16	0
Year three	3	123
Year four	95	52
Year five	31	3
Prior	9	66
Revolving Loans Amortized Cost Basis	3	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total loans	157	244
Total commercial loans | Real estate — construction
Financing Receivable, Credit Quality Indicator [Line Items]
Year one	468	199
Current period gross write-offs, Year one	0	0
Year two	565	863
Current period gross write-offs, Year two	0	0
Year three	791	1,133
Current period gross write-offs, Year three	0	0
Year four	357	398
Current period gross write-offs, Year four	0	0
Year five	166	155
Current period gross write-offs, Year five	0	0
Prior	199	144
Current period gross write-offs, prior	0	0
Revolving Loans Amortized Cost Basis	296	42
Current period gross write-offs, Revolving Loans Amortized Cost Basis	0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	2	2
Current period gross write-offs, Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total loans	2,844	2,936
Current period gross write-offs, total	0	0
Total commercial loans | Real estate — construction | Pass
Financing Receivable, Credit Quality Indicator [Line Items]
Year one	468	199
Year two	565	846
Year three	771	1,021
Year four	262	340
Year five	130	87
Prior	72	67
Revolving Loans Amortized Cost Basis	296	42
Revolving Loans Converted to Term Loans Amortized Cost Basis	2	2
Total loans	2,566	2,604
Total commercial loans | Real estate — construction | Criticized (Accruing)
Financing Receivable, Credit Quality Indicator [Line Items]
Year one	0	0
Year two	0	17
Year three	20	112
Year four	95	58
Year five	36	68
Prior	127	77
Revolving Loans Amortized Cost Basis	0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total loans	278	332
Total commercial loans | Real estate — construction | Criticized (Nonaccruing)
Financing Receivable, Credit Quality Indicator [Line Items]
Year one	0	0
Year two	0	0
Year three	0	0
Year four	0	0
Year five	0	0
Prior	0	0
Revolving Loans Amortized Cost Basis	0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total loans	0	0
Total commercial loans | Commercial lease financing
Financing Receivable, Credit Quality Indicator [Line Items]
Year one	327	303
Current period gross write-offs, Year one	0	0
Year two	232	464
Current period gross write-offs, Year two	0	0
Year three	324	659
Current period gross write-offs, Year three	3	0
Year four	490	377
Current period gross write-offs, Year four	1	0
Year five	267	233
Current period gross write-offs, Year five	0	0
Prior	630	700
Current period gross write-offs, prior	2	7
Revolving Loans Amortized Cost Basis	0	0
Current period gross write-offs, Revolving Loans Amortized Cost Basis	0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Current period gross write-offs, Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total loans	2,270	2,736
Current period gross write-offs, total	6	7
Total commercial loans | Commercial lease financing | Pass
Financing Receivable, Credit Quality Indicator [Line Items]
Year one	322	301
Year two	228	430
Year three	293	626
Year four	433	368
Year five	249	217
Prior	609	679
Revolving Loans Amortized Cost Basis	0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total loans	2,134	2,621
Total commercial loans | Commercial lease financing | Criticized (Accruing)
Financing Receivable, Credit Quality Indicator [Line Items]
Year one	5	2
Year two	4	34
Year three	26	33
Year four	55	9
Year five	18	16
Prior	21	21
Revolving Loans Amortized Cost Basis	0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total loans	129	115
Total commercial loans | Commercial lease financing | Criticized (Nonaccruing)
Financing Receivable, Credit Quality Indicator [Line Items]
Year one	0	0
Year two	0	0
Year three	5	0
Year four	2	0
Year five	0	0
Prior	0	0
Revolving Loans Amortized Cost Basis	0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total loans	$ 7	$ 0